Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Raw materials and consumables used:
Raw materials and consumables cost			$ 572	$ 205
Power and fuel expense			28	36
Raw materials and consumables used	$ 586	$ 208	600	241
Consultancy expenses:
Consulting - Corporate			926	760
Consulting - Projects			1,208	1,174
Consultancy expenses	2,200	416	2,134	1,934
Administrative and other expenses:
Share based payment expenses	750
Legal and accounting expenses	3,781	1,050	7,151	1,163
Subscriptions, software and licences			239	137
Travelling expenses			253	84
Marketing expenses			111	58
Other expenses	954	268	326	176
Administrative and other expenses	5,485	1,318	8,080	1,618
Gain/loss on derivative financial instruments
(Gain)/loss on derivative financial instruments	164,296	(5)	(105)	3
Finance costs.
Interest expense	1,304	995	2,166	2,091
Other	3	67
Finance costs	1,509	1,154	2,518	2,119
Employee benefits expenses:
Salaries and wages			2,554	2,412
Superannuation			242	215
Payroll tax			111	92
Employee entitlements-annual leave (AL)			42	15
Employee entitlements-long service leave (LSL)			34	22
Employee benefits expenses	2,016	1,305	2,984	2,756
Research and development expense			1,500	$ 2,130
AgCentral Energy
Finance costs.
Interest expense	159	118
Nabors Lux and AgCentral Energy
Finance costs.
Interest expense	309
Interest expense on Promissory Note - EDF
Finance costs.
Interest expense	43
Interest expense on Convertible Note 3 - AgCentral
Finance costs.
Interest expense	431	449
Interest expense on Convertible Note 4 - AgCentral
Finance costs.
Interest expense	506	459
Interest expense on Convertible Note 5 - AgCentral
Finance costs.
Interest expense	58	61
Senior Convertible Notes
Finance costs.
Interest expense	309		$ 94
Convertible Notes And Senior Convertible Notes Issued to AgCentral [Member]
Gain/loss on derivative financial instruments
Realised loss on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral	170,376
Unrealised gain on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral		$ (5)
NETC Warrants [Member]
Gain/loss on derivative financial instruments
Unrealised gain on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral	(1,414)
Interest expense on Promissory Note - EDF
Gain/loss on derivative financial instruments
Unrealised gain on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral	$ (4,666)